Subordinated liabilities - Other disclosures (Details) € in Thousands, $ in Millions, in Millions, zł in Billions						1 Months Ended					12 Months Ended
	Feb. 08, 2019 EUR (€)	Oct. 01, 2018	Apr. 20, 2018 PLN (zł)	Mar. 19, 2018 EUR (€)	Feb. 08, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($) debenture	Jan. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 item	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CLF ( )	Apr. 30, 2020 CLF ( )	Mar. 31, 2020 EUR (€)	Apr. 30, 2019 EUR (€)	Feb. 08, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 29, 2017 EUR (€)	Apr. 25, 2017 EUR (€)	Dec. 30, 2016 USD ($)	Sep. 02, 2014 EUR (€)	May 08, 2014 USD ($)	Mar. 05, 2014 EUR (€)	Jan. 29, 2014 USD ($)
Financial instruments
Number of issuance of convertible preference shares | item														3
Notional amount						€ 360,626,000					€ 360,626,000	€ 362,464,000	€ 318,807,000
Interest rate (as a percent)										4.375%
Initial interest rate term										6 years
Interest rate reprice term										5 years
Adjustment to reference rate, after initial interest rate period										4.534%
Reference rate, after initial interest rate period										5-year Mid-Swap Rate
Outstanding issue amount						€ 21,686,000					€ 21,686,000	20,878,000	€ 23,676,000									€ 21,382,000
Issuance by Banco Santander S.A. in March 2020
Financial instruments
Notional amount																		€ 1,500,000
Issuance by Banco Santander S.A. in January 2020
Financial instruments
Notional amount										€ 1,500,000
Reference rate, after initial interest rate period											5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in March 2014
Financial instruments
Notional amount																												€ 1,500,000
Interest rate (as a percent)														6.25%
Initial interest rate term														5 years
Adjustment to reference rate, after initial interest rate period														5.41%
Reference rate, after initial interest rate period														5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in May 2014
Financial instruments
Notional amount | $																											$ 1,500
Interest rate (as a percent)														6.375%
Initial interest rate term														5 years
Adjustment to reference rate, after initial interest rate period														4.788%
Reference rate, after initial interest rate period														5 year Mid-Swap Rate
Issuance by Banco Santander S.A. in September 2014
Financial instruments
Notional amount																										€ 1,500,000
Interest rate (as a percent)						6.25%					6.25%			6.25%	6.25%
Initial interest rate term											7 years			7 years
Adjustment to reference rate, after initial interest rate period														5.64%
Reference rate, after initial interest rate period											5-year Mid-Swap Rate			5 year Mid-Swap Rate
Issuance by Banco Santander S.A. in April 2019
Financial instruments
Outstanding issue amount																			€ 1,500,000
Issuance of PPCC by Banco Santander S.A. in February 2019
Financial instruments
Interest rate (as a percent)	7.50%																			7.50%
Initial interest rate term	7 years
Adjustment to reference rate, after initial interest rate period	4.899%																			4.899%
Outstanding issue amount	€ 1,056,000																			$ 1,200
Issuance by Banco Santander S.A. in March 2018
Financial instruments
Interest rate (as a percent)				4.75%
Initial interest rate term				7 years							7 years
Adjustment to reference rate, after initial interest rate period				4.10%
Reference rate, after initial interest rate period											Mid-Swap Rate
Outstanding issue amount				€ 1,500,000
Issuance by Banco Santander S.A. in February 2018
Financial instruments
Interest rate (as a percent)					2.125%
Initial interest rate term					10 years
Outstanding issue amount					€ 1,250,000
Issuance by Banco Santander S.A. in April 2017
Financial instruments
Notional amount																								€ 750,000
Interest rate (as a percent)													6.75%
Initial interest rate term											5 years		5 years
Adjustment to reference rate, after initial interest rate period													6.803%
Reference rate, after initial interest rate period											5-year Mid-Swap Rate		5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in September 2017
Financial instruments
Notional amount																							€ 1,000,000
Interest rate (as a percent)													5.25%
Initial interest rate term											6 years		6 years
Adjustment to reference rate, after initial interest rate period													4.999%
Reference rate, after initial interest rate period											5-year Mid-Swap Rate		5 year Mid-Swap Rate
Issuance by Santander Bank Polska S.A. in April 2018
Financial instruments
Initial interest rate term			10 years
Adjustment to reference rate, after initial interest rate period			0.00016%
Outstanding issue amount | zł			zł 1
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México | Issuance by Banco Santander Mexico S.A. in October 2018
Financial instruments
Interest rate (as a percent)																					5.95%
Initial interest rate term		10 years
Outstanding issue amount | $																					$ 1,300
Percentage of perpetual subordinated notes acquired																					75.00%
Subordinated debentures
Financial instruments
Accrued interest						€ 571,000					€ 571,000	645,000	€ 770,000
Increase in accrued interest											€ 552,000	€ 595,000	€ 560,000
Subordinated debentures | Issuance by Banco Santander S.A. in December 2020
Financial instruments
Notional amount | $															$ 1,500
Interest rate (as a percent)						2.749%					2.749%				2.749%
Initial interest rate term						10 years
Subordinated debentures | Issuance by Banco Santander S.A. in October 2020
Financial instruments
Notional amount							€ 1,000,000
Interest rate (as a percent)							1.625%
Initial interest rate term							10 years
Subordinated debentures | Banco Santander - Chile
Financial instruments
Notional amount								$ 185	$ 100							5	3
Interest rate (as a percent)								3.50%	3.15%							3.50%	3.15%
Initial interest rate term								15 years	14 years
Interest rate reprice term									19 years
Number of subordinated debentures issued | debenture									2
Tier 1 Perpetual Subordinated Notes | Banco Santander (Brasil) S.A.
Financial instruments
Notional amount | $																													$ 1,248
Percentage of perpetual subordinated notes acquired																													89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue																													5.125%
Perpetual Subordinated Notes | Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $																									$ 500
Percentage of perpetual subordinated notes acquired																									88.20%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue																									5.125%